INCOME TAXES - Schedule of Income Tax (Expenses)/Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expenses:
Current	$ 830	$ 691	$ 150
Deferred		0
Income tax benefit due to reverse of UTP	(11,065)	0	0
Income tax expenses (benefit), Net	$ (10,235)	$ 691	$ 150